Annual Total Returns- Invesco Premier Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Premier Portfolio - Personal Investment Class	2017	2018	2019	2020
Total	0.50%	1.42%	1.72%	0.29%